Summary of Significant Accounting Policies (Details Narrative) (Fortman Insurance Agency, LLC) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Marketing and advertising expenses	$ 27,212	$ 43,856	$ 128,471	$ 121,105
Interest and penalties
Fortman Insurance Agency, LLC [Member]
Marketing and advertising expenses					$ 54,188	$ 70,002
Interest and penalties